Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0002032341
Registrant Name	Trailblazer Holdings, Inc.
Registration File Number	333-283153
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A